Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Jul. 31, 2016	Jul. 31, 2015
Income Tax Disclosure [Abstract]
Net operating loss carry-forward	$ 30,160,000	$ 28,205,000
Stock options and warrants	3,250,000	2,570,000
Other temporary differences	(140,000)	70,000
Total deferred tax assets	33,270,000	30,845,000
Valuation allowance for deferred tax assets	(33,270,000)	(30,845,000)
Net deferred tax assets